Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	LINCOLN VARIABLE INSURANCE PRODUCTS TRUST
Prospectus Date	rr_ProspectusDate	May 01, 2023
LVIP T Rowe Price Growth Stock Fund
Risk Return Abstract	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	LVIP T. Rowe Price Growth Stock Fund(Standard and Service Class)Summary
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the LVIP T. Rowe Price Growth Stock Fund (the “Fund”) is to seek long-term growth of capital. Dividend and interest income from the Fund's securities, if any, is incidental to the Fund's investment objective of long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. This table does not reflect any variable contract expenses. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. If variable contract expenses were included, the expenses shown would be higher.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses(Expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2024
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 33% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	33.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated if you invest $10,000 in the Fund’s shares. The example also assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example reflects the net operating expenses with fee waiver for the one-year contractual period and the total operating expenses without fee waiver for the remaining time periods shown below. Your actual costs may be higher or lower than this example. This example does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher. The results apply whether or not you redeem your investment at the end of the given period.
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	T. Rowe Price Associates, Inc. (the “Sub-Adviser) serves as the Fund’s sub-adviser. The Sub-Adviser is responsible for the day-to-day management of the Fund’s assets.The Fund pursues its objective by investing, under normal market conditions, at least 80% of its assets in the common stocks of a diversified group of growth companies. While it may invest in companies of any market capitalization, the Fund generally seeks investments in stocks of large-capitalization companies with one or more of the following characteristics: strong cash flow and an above-average rate of earnings growth; the ability to sustain earnings momentum during economic downturns; and occupation of a lucrative niche in the economy and the ability to expand even during times of slow economic growth. As growth investors, the Sub-Adviser believes that when a company increases its earnings faster than both inflation and the overall growth rate of the economy, the market will eventually reward it with a higher stock price.While most Fund assets will typically be invested in U.S. common stocks, the Fund may invest in foreign stocks in keeping with its objective(s). The Fund’s investments may include holdings in privately held companies and companies that only recently began to trade publicly. The Fund may at times invest significantly in certain sectors, such as the information technology, consumer discretionary, and communication services sectors.The Fund may sell securities for a variety of reasons, including to realize gains, limit losses, or redeploy assets into more promising opportunities.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	All mutual funds carry risk. Accordingly, loss of money is a risk of investing in the Fund. The following risks reflect the principal risks of the Fund.•Market Risk. The value of portfolio investments may decline. As a result, your investment in the Fund may decline in value and you could lose money.•Stock Investing Risk. Stocks generally fluctuate in value more than bonds and may decline significantly over short time periods. Stock prices overall may decline because stock markets tend to move in cycles, with periods of rising and falling prices.•Issuer Risk. The prices of, and the income generated by, portfolio securities may decline in response to various factors directly related to the issuers of such securities.•Active Management Risk. The portfolio investments are actively-managed, rather than tracking an index or rigidly following certain rules, which may negatively affect investment performance. Consequently, there is the risk that the methods and analyses, including models, tools and data, employed in this process may be flawed or incorrect and may not produce desired results.•Growth Stocks Risk. Growth stocks, due to their relatively high market valuations, typically have been more volatile than value stocks. Growth stocks may not pay dividends, or may pay lower dividends, than value stocks and may be more adversely affected in a down market.•Large-Cap Company Risk. The Fund may invest a relatively large percentage of its assets in the securities of large capitalizationcompanies. While securities in this capitalization range may represent a significant percentage of a market, the Fund’s performancemay be adversely affected if securities of large capitalization companies underperform that sector or the market as a whole.•Information Technology Sector Risk. Market or economic factors impacting information technology companies could have a major effect on the value of the Fund’s investments. The value of stocks of information technology companies is particularly vulnerable to rapid changes in technology product cycles, rapid product obsolescence, government regulation and competition.•Consumer Goods Sector Risk. The consumer goods sector may be strongly affected by social trends, marketing campaigns, rising unemployment and other factors affecting consumer demand. Success depends heavily on disposable household income and consumer spending, which may vary over time.•Telecommunications Sector Risk. The telecommunications industry is subject to governmental regulation and a greater price volatility than the overall market. The products and services of telecommunications companies may be subject to rapid obsolescence resulting from changing consumer tastes, intense competition, and strong market reactions to technological developmentsthroughout the industry.•Foreign Investments Risk. Foreign investments have additional risks that are not present when investing in U.S. investments. Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. The value of foreign investments may be reduced by foreign taxes, such as foreign taxes on interest and dividends. Additionally, foreign investments include the risk of loss from foreign government or political actions including, for example, the imposition of exchange controls, the imposition of tariffs, economic and trade sanctions or embargoes, confiscations, and other government restrictions, or from problems in registration, settlement or custody. Investing in foreign investments may involve risks resulting from the reduced availability of public information concerning issuers. Foreign investments may be less liquid and their prices more volatile than comparable investments in U.S. issuers. In addition, certain foreign countries may be subject to terrorism, governmental collapse, regional conflicts and war, which could negatively impact investments in those countries.•Private placement and IPO Risks. Investments in the stocks of privately held companies and in companies that only recently began to publicly trade, such as initial public offerings or IPOs, involve greater risks than investments in stocks of companies that have traded publicly on an exchange for extended time periods.•Natural Disaster/Epidemic Risk. Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics (such as the “COVID-19” strain of the coronavirus), have been and can be highly disruptive to economies and markets.•Liquidity Risk. Liquidity risk is the risk that the Fund cannot meet requests to redeem Fund-issued shares without significantly diluting the remaining investors’ interest in the Fund. This may result when portfolio holdings may be difficult to value and may be difficult to sell, both at the time or price desired. Liquidity risk also may result from increased shareholder redemptions in the Fund.
Risk Lose Money [Text]	rr_RiskLoseMoney	All mutual funds carry risk. Accordingly, loss of money is a risk of investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table provide some indication of the risks of choosing to invest in the Fund. The information shows: (a) how the Fund's Standard Class investment results have varied from year to year; and (b) how the average annual total returns of the Fund's Standard and Service Classes compare with those of a broad measure of market performance. The bar chart shows performance of the Fund's Standard Class shares, but does not reflect the impact of variable contract expenses. If it did, returns would be lower than those shown. Performance in the average annual returns table does not reflect the impact of variable contract expenses. The Fund's past performance is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The information shows: (a) how the Fund's Standard Class investment results have varied from year to year; and (b) how the average annual total returns of the Fund's Standard and Service Classes compare with those of a broad measure of market performance.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns (%)
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	 The bar chart shows performance of the Fund's Standard Class shares, but does not reflect the impact of variable contract expenses. If it did, returns would be lower than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest Quarterly ReturnQ2 202027.89%Lowest Quarterly ReturnQ2 2022(26.18%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for periods ended 12/31/22
LVIP T Rowe Price Growth Stock Fund | Standard Class
Risk Return Abstract	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.63%
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.06%
Total Annual Fund Operating Expenses (including AFFE)	rr_ExpensesOverAssets	0.69%
Less Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)	[1]
Total Annual Fund Operating Expenses (After Fee Waiver/Expense Reimbursement)	rr_NetExpensesOverAssets	0.67%
1 year	rr_ExpenseExampleYear01	$ 68
3 years	rr_ExpenseExampleYear03	219
5 years	rr_ExpenseExampleYear05	382
10 years	rr_ExpenseExampleYear10	$ 857
2013	rr_AnnualReturn2013	39.05%
2014	rr_AnnualReturn2014	8.71%
2015	rr_AnnualReturn2015	10.73%
2016	rr_AnnualReturn2016	1.39%
2017	rr_AnnualReturn2017	33.69%
2018	rr_AnnualReturn2018	(1.12%)
2019	rr_AnnualReturn2019	31.06%
2020	rr_AnnualReturn2020	36.47%
2021	rr_AnnualReturn2021	20.47%
2022	rr_AnnualReturn2022	(40.72%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarterly Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	27.89%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarterly Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2022
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(26.18%)
1 year	rr_AverageAnnualReturnYear01	(40.72%)
5 years	rr_AverageAnnualReturnYear05	4.78%
10 years	rr_AverageAnnualReturnYear10	11.10%
LVIP T Rowe Price Growth Stock Fund | Service Class
Risk Return Abstract	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.63%
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.06%
Total Annual Fund Operating Expenses (including AFFE)	rr_ExpensesOverAssets	0.94%
Less Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)	[1]
Total Annual Fund Operating Expenses (After Fee Waiver/Expense Reimbursement)	rr_NetExpensesOverAssets	0.92%
1 year	rr_ExpenseExampleYear01	$ 94
3 years	rr_ExpenseExampleYear03	298
5 years	rr_ExpenseExampleYear05	518
10 years	rr_ExpenseExampleYear10	$ 1,153
1 year	rr_AverageAnnualReturnYear01	(40.87%)
5 years	rr_AverageAnnualReturnYear05	4.52%
10 years	rr_AverageAnnualReturnYear10	10.83%
LVIP T Rowe Price Growth Stock Fund | Russell 1000® Growth Index (reflects no deductions for fees, expenses or taxes)
Risk Return Abstract	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	(29.14%)
5 years	rr_AverageAnnualReturnYear05	10.96%
10 years	rr_AverageAnnualReturnYear10	14.10%

[1]	Lincoln Financial Investments Corporation (the “Adviser”) has contractually agreed to waive the following portion of its advisory fee: When the total Fund assets are less than $1 billion: 0.00% of the Fund's average daily net assets. When the Funds assets exceed $1 billion: 0.025% of the first $1 billion of the Fund's average daily net assets and 0.0125% on of the Fund’s average daily net assets in excess of $1 billion. The agreement will continue through at least April 30, 2024 and cannot be terminated before that date without the mutual agreement of the Fund’s Board of Trustees and the Adviser.